Stockholders' Equity (Changes in Number of Shares of Common Stock Issued and Outstanding) (Detail) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Equity [Abstract]
Common stock, shares issued, beginning balance	1,263,763,660	1,262,493,760	1,169,773,260
Issuance of new shares	218,000		92,000,000
Exercise of stock acquisition rights	2,565,700	1,269,900	720,500
Conversion of convertible bonds	4,789
Common stock, shares issued, ending balance	1,266,552,149	1,263,763,660	1,262,493,760